Litigation - Middle East and Africa (Details) € in Millions, JD in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JOD (JD)
JORDAN | Zain, telecom regulator litigation [Member]
Disclosure of contingent liabilities [line items]
Damages awarded		€ 329	JD 250
Orange Mali [member]
Disclosure of contingent liabilities [line items]
Damages awarded	€ 176